Other Income	6 Months Ended
Jun. 30, 2014
Other Income
Other Income

7. Other Income

        Other income was comprised of the following at the respective dates:

	Successor	Predecessor
		Period beginning April 1, 2014, and ending May 13, 2014
	Three Months Ended June 30, 2014		Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$92,277	$21,653	$96,837
Cost of sales	(77,341)	(19,488)	(82,379)

	14,936	2,165	14,458
Management fees, interest and other	2,890	4,861	12,689

Total	$17,826	$7,026	$27,147

	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
AeroTurbine revenue
Engines, airframes, parts and supplies	$92,277	$123,695	$155,019
Cost of sales	(77,341)	(102,566)	(131,075)

	14,936	21,129	23,944
Management fees, interest and other	2,890	23,024	47,968

Total	$17,826	$44,153	$71,912